(35) NON-CASH TRANSACTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions resulting from business combinations
Borrowings and debentures	R$ 0	R$ (1,156,621)	R$ 0
Concession financial asset	(12,338)	876,281	0
Intangible assets	(22,165)	1,870,268	0
Property, plant and equipment acquired	(4,800)	0	0
Other net assets acquired	0	(1,911)	0
Total transactions resulting from business combinations	(39,303)	1,591,839	0
Cash and cash equivalents acquired in the business combination	0	(95,164)	0
Consideration paid in the acquisition, net	(39,303)	1,496,675	0
Other transactions
Capital increase through earnings reserve	0	392,272	554,888
Escrow deposits to property, plant and equipment	4	3,418	0
Interest capitalized in property, plant and equipment	29,817	54,733	34,212
Interest capitalized in concession financial asset - distribution infrastructure	20,726	13,349	11,358
Reversal of contingencies against intangible assets	0	7,591	0
Repayment of intercompany loans with noncontrolling shareholders' dividends	259	0	0
Provision for socio environmental costscapitalized in property, plant and equipment	41,213	0	0
Transfers between property, plant and equipment and other assets	R$ 32,600	R$ 14,592	R$ 2,928